Quarterly portfolio holdings
John Hancock
Small Cap Core Fund
U.S. equity
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.4%		$1,942,155,039
(Cost $1,684,094,367)
Communication services 1.5%		29,310,280
Entertainment 1.5%
Madison Square Garden Sports Corp. (A)	103,369	29,310,280
Consumer discretionary 13.7%		267,995,780
Diversified consumer services 1.5%
Mister Car Wash, Inc. (A)	5,216,793	28,953,201
Hotels, restaurants and leisure 6.1%
First Watch Restaurant Group, Inc. (A)	1,684,679	26,938,017
Genius Sports, Ltd. (A)	3,002,005	26,117,444
Life Time Group Holdings, Inc. (A)	1,120,990	32,699,278
Sportradar Group AG, Class A (A)	806,604	14,607,598
Wingstop, Inc.	72,082	19,132,725
Household durables 1.2%
Green Brick Partners, Inc. (A)	346,559	24,047,729
Specialty retail 2.6%
Bath & Body Works, Inc.	1,028,048	22,411,446
Lithia Motors, Inc.	85,385	27,616,924
Textiles, apparel and luxury goods 2.3%
Levi Strauss & Company, Class A	1,248,921	24,828,549
On Holding AG, Class A (A)	456,196	20,642,869
Consumer staples 2.7%		51,734,729
Household products 1.4%
Central Garden & Pet Company, Class A (A)	889,691	27,286,823
Personal care products 1.3%
BellRing Brands, Inc. (A)	983,028	24,447,906
Energy 3.5%		68,288,069
Energy equipment and services 1.0%
Liberty Energy, Inc.	824,079	20,313,547
Oil, gas and consumable fuels 2.5%
Magnolia Oil & Gas Corp., Class A	1,039,738	26,523,716
Range Resources Corp.	566,732	21,450,806
Financials 13.5%		263,117,246
Banks 9.3%
Banner Corp.	595,978	36,855,280
Cullen/Frost Bankers, Inc.	278,216	38,343,729
Old National Bancorp	1,316,878	32,171,330
SouthState Bank Corp.	434,005	44,411,736
Univest Financial Corp.	874,548	28,982,521
Capital markets 4.2%
Evercore, Inc., Class A	96,762	34,183,112
Hamilton Lane, Inc., Class A	134,848	19,045,932
Moelis & Company, Class A	406,357	29,123,606
Health care 14.4%		282,194,068
Biotechnology 0.8%
ACADIA Pharmaceuticals, Inc. (A)	362,644	9,113,244
Ultragenyx Pharmaceutical, Inc. (A)	321,609	7,741,129
Health care equipment and supplies 4.4%
Globus Medical, Inc., Class A (A)	220,300	19,976,804
Integer Holdings Corp. (A)	327,123	28,413,904
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (A)	247,636	$20,080,803
Teleflex, Inc.	170,201	17,763,878
Health care providers and services 4.5%
BrightSpring Health Services, Inc. (A)	559,694	21,979,183
Concentra Group Holdings Parent, Inc.	1,168,324	25,913,426
Molina Healthcare, Inc. (A)	74,593	13,396,157
Option Care Health, Inc. (A)	770,104	26,183,536
Life sciences tools and services 2.2%
Bio-Rad Laboratories, Inc., Class A (A)	82,725	24,296,333
Revvity, Inc.	172,354	18,752,115
Pharmaceuticals 2.5%
Axsome Therapeutics, Inc. (A)	64,803	11,939,953
Jazz Pharmaceuticals PLC (A)	70,912	11,664,315
Prestige Consumer Healthcare, Inc. (A)	387,456	24,979,288
Industrials 21.3%		416,961,595
Aerospace and defense 1.1%
Hexcel Corp.	263,967	21,859,107
Building products 3.6%
A.O. Smith Corp.	380,194	27,940,457
Simpson Manufacturing Company, Inc.	134,668	23,806,609
Trex Company, Inc. (A)	455,657	18,873,313
Construction and engineering 3.2%
Arcosa, Inc.	224,658	25,716,601
MasTec, Inc. (A)	149,637	35,984,706
Electrical equipment 4.2%
Generac Holdings, Inc. (A)	146,129	24,555,517
Regal Rexnord Corp.	218,985	35,366,078
Vicor Corp. (A)	147,237	23,214,858
Ground transportation 1.5%
Knight-Swift Transportation Holdings, Inc.	538,891	29,692,894
Machinery 6.5%
Atmus Filtration Technologies, Inc.	556,214	32,243,726
Crane Company	179,820	32,842,325
The Timken Company	406,663	37,896,925
The Toro Company	259,912	23,781,948
Professional services 1.2%
Maximus, Inc.	245,516	23,186,531
Information technology 22.9%		448,461,426
Electronic equipment, instruments and components 1.2%
Advanced Energy Industries, Inc.	92,673	23,664,977
Semiconductors and semiconductor equipment 9.4%
Alpha & Omega Semiconductor, Ltd. (A)	612,171	13,528,979
Ambarella, Inc. (A)	444,182	28,445,415
Kulicke & Soffa Industries, Inc.	641,000	36,748,530
MACOM Technology Solutions Holdings, Inc. (A)	92,381	20,236,982
MKS, Inc.	143,942	33,885,386
Synaptics, Inc. (A)	304,849	25,153,091
Veeco Instruments, Inc. (A)	841,296	26,273,674
Software 12.3%
Adeia, Inc.	1,673,788	30,278,825
Alkami Technology, Inc. (A)	1,555,371	32,958,311
Braze, Inc., Class A (A)	1,279,880	26,647,102
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	3

	Shares	Value
Information technology (continued)
Software (continued)
CommVault Systems, Inc. (A)	254,939	$21,848,272
Progress Software Corp. (A)	749,821	30,682,675
Q2 Holdings, Inc. (A)	475,127	29,101,529
Tenable Holdings, Inc. (A)	1,263,110	27,864,207
Varonis Systems, Inc. (A)	694,218	20,715,465
Xperi, Inc. (A)	2,029,590	11,487,479
Yext, Inc. (A)	1,248,677	8,940,527
Materials 1.7%		32,498,958
Chemicals 1.7%
Avient Corp.	899,003	32,498,958
Real estate 3.1%		60,552,345
Industrial REITs 3.1%
EastGroup Properties, Inc.	166,913	30,318,077
First Industrial Realty Trust, Inc.	521,011	30,234,268
Utilities 1.1%		21,040,543
Multi-utilities 1.1%
Unitil Corp.	413,289	21,040,543

	Yield (%)	Shares	Value
Short-term investments 1.6%			$31,585,756
(Cost $31,585,740)
Short-term funds 1.6%			31,585,756
John Hancock Collateral Trust (B)	3.5792(C)	3,157,376	31,585,756

Total investments (Cost $1,715,680,107) 101.0%	$1,973,740,795
Other assets and liabilities, net (1.0%)	(19,265,518)
Total net assets 100.0%	$1,954,475,277

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-26.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,157,376	$25,530,273	$199,074,425	$(193,017,008)	$(235)	$(1,699)	$124,532	—	$31,585,756
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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